Organization and Business Description (Details)	12 Months Ended
	Jun. 30, 2024	Nov. 25, 2022
Organization and Business Description [Line Items]
Incorporation date	Aug. 05, 2022
Haoxi BJ [Member]
Organization and Business Description [Line Items]
Percentage of equity interest		100.00%